Taxes on Income - Schedule of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Total Unrecognized Tax Benefits [Abstract]
Beginning Balance	$ 9,692	$ 10,843
Decrease in tax positions	(981)	(1,041)
Increase in tax positions	4,160	2,412
Statue limitation	(1,048)	(2,522)
Ending Balance	1,953	$ 9,692
Deconsolidation	$ (9,870)